Cover	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2024
Entity Registrant Name	Establishment Labs Holdings Inc.
Entity Incorporation, State or Country Code	D8
Entity File Number	001-38593
Entity Address, Address Line One	Buiding B15 and 25
Entity Address, Address Line Two	Coyol Free Zone
Entity Address, City or Town	Alajuela
Entity Address, Country	CR
Country Region	506
City Area Code	24
Local Phone Number	34 2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, No Par Value
Trading Symbol	ESTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001688757
Amendment Flag	false